Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
Summary of Significant Accounting Policies (Textual)
Exchange of shares of swk for shares of silver sun technologies, inc
Impairment of intangible assets, Finite-lived	0	0
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives	7 years
Customer Concentration Risk [Member] | Sales [Member]
Summary of Significant Accounting Policies (Textual)
Number of customer	10	10
Concentration risk, Percentage	19.00%	17.00%
Revenues	3,159,000	2,262,000
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, Percentage	52.00%	43.00%
Number of supplier	1	1
Supplier Concentration Risk [Member] | Cost of Goods, Product Line [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, Percentage	31.00%	47.00%
Number of supplier	1	1
SWK Technologies [Member]
Summary of Significant Accounting Policies (Textual)
Stock issued during period, shares, new issues			25
Equity method investment, ownership percentage			20.00%
Stock issued during period, value, new issues			150,000
Shares received		25
Exchange of shares of swk for shares of silver sun technologies, inc (in Shares)		755,489
Exchange of shares of swk for shares of silver sun technologies, inc		$ 612,000
Shares issued, Price per share		$ 0.81